ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB

Accounts receivable	102,490	161,829
Less: Allowance for doubtful accounts	(34,584)	(113,074)
Accounts receivable, net	67,906	48,755

Allowance for doubtful accounts:

	As of December 31,
	2012	2013
	RMB	RMB

Balance at beginning of year	(14,639)	(34,584)
Addition	(24,796)	(78,867)
Written off	4,851	377
Balance at end of year	(34,584)	(113,074)

Full provision was provided for amount due from Taishidian Holding amounting to RMB 75,859 as of December 31, 2013, as a result of disposal of Taishidian Holding (see Note 25(c)). This receivable was eliminated in the consolidated financial statements as of December 31, 2012.